CONCOURSE CAPITAL FOCUSED EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 31.7% (a)
Apparel, Accessories & Luxury Goods - 4.7%
VF Corp.	100,861	$1,958,720

Automotive Parts & Equipment - 11.6%
Cooper-Standard Holdings, Inc. (b)	124,304	4,778,246

Automotive Retail - 11.6%
Advance Auto Parts, Inc.	46,368	2,465,387
Lithia Motors, Inc.	8,206	2,294,233
		4,759,620
Homebuilding - 3.8%
Green Brick Partners, Inc. (b)	21,027	1,548,849
Total Consumer Discretionary		13,045,435

Consumer Staples - 8.0%
Packaged Foods & Meats - 8.0%
Premium Brands Holdings Corp.	42,229	3,281,915

Energy - 4.6%
Oil & Gas Exploration & Production - 4.6%
Comstock Resources, Inc. (b)	95,316	1,869,147

Health Care - 8.7%
Health Care Facilities - 4.9%
Tenet Healthcare Corp. (b)	8,464	2,026,197

Health Care Supplies - 3.8%
Dentsply Sirona, Inc.	106,515	1,563,640
Total Health Care		3,589,837

Industrials - 44.5% (a)
Air Freight & Logistics - 4.2%
GXO Logistics, Inc. (b)	27,448	1,724,558

Building Products - 3.4%
Builders FirstSource, Inc. (b)	13,403	1,397,799

Cargo Ground Transportation - 9.2%
ArcBest Corp.	18,540	1,903,316
Knight-Swift Transportation Holdings, Inc.	16,892	1,062,845

CONCOURSE CAPITAL FOCUSED EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Proficient Auto Logistics, Inc. (b)	110,343	$835,297
		3,801,458
Construction & Engineering - 2.8%
WillScot Holdings Corp.	53,625	1,158,836

Electrical Components & Equipment - 3.1%
Regal Rexnord Corp.	5,803	1,282,347

Environmental & Facilities Services - 2.3%
Clean Harbors, Inc. (b)	3,226	945,863

Industrial Machinery & Supplies & Components - 6.2%
Columbus McKinnon Corp.	133,909	2,541,593

Trading Companies & Distributors - 13.3%
Ashtead Group PLC - ADR	13,546	985,471
QXO, Inc. (b)	73,764	1,766,648
WESCO International, Inc.	9,340	2,703,930
		5,456,049
Total Industrials		18,308,503
TOTAL COMMON STOCKS (Cost $30,373,728)		40,094,837

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%
First American Government Obligations Fund - Class X, 3.60% (c)	1,050,897	1,050,897
TOTAL MONEY MARKET FUNDS (Cost $1,050,897)		1,050,897

TOTAL INVESTMENTS - 100.1% (Cost $31,424,625)		$41,145,734
Liabilities in Excess of Other Assets - (0.1)%		(26,897)
TOTAL NET ASSETS - 100.0%		$41,118,837

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CONCOURSE CAPITAL FOCUSED EQUITY ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

Concourse Capital Focused Equity ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$40,094,837	$—	$—	$40,094,837
Money Market Funds	1,050,897	—	—	1,050,897
Total Investments	$41,145,734	$—	$—	$41,145,734

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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